ASSETS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE, AND INSURANCE PROCEEDS	12 Months Ended
Dec. 31, 2012
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ASSETS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE, AND INSURANCE PROCEEDS
ASSETS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE, AND INSURANCE PROCEEDS

On May 28, 2012, our paper mill in Sartell, Minnesota, was damaged by a fire and explosion.  In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion, and announced the decision to permanently close the mill.  As a result of the closure, we recorded an inventory impairment charge of $6.9 million, a fixed asset impairment charge of $66.5 million, and a trademark impairment charge of $3.7 million.  These charges are included in Restructuring charges on our accompanying consolidated statements of operations (see also Note 16).

During the fourth quarter of 2012, we reached a final settlement agreement for $84.0 million with our insurance provider for property and business losses resulting from the fire and explosion.  Insurance proceeds in excess of fire related costs and property damages incurred of $60.6 million are recorded in Other operating income on our consolidated statement of operations for the year ended December 31, 2012.  In addition, $51.0 million of proceeds attributable to property, plant, and equipment are reflected in investing activities on our consolidated statement of cash flows for the year ended December 31, 2012.

Also during the fourth quarter, management evaluated options for the disposition of the Sartell mill and related assets, and entered into a formal plan to sell the assets of the Sartell mill as well as Verso Fiber Farm, LLC, or, “Fiber Farm,” which was created to supply fiber to the Sartell mill.  The assets and related liabilities of the Sartell mill and Fiber Farm have been reclassified as held for sale in our consolidated balance sheet at December 31, 2012 at their carrying value.

Assets and liabilities held for sale at December 31, 2012 were comprised of the following:

December 31,
(Dollars in thousands)	2012
Property, plant, and equipment, net (1)	$12,124
Reforestation (1)	12,743
Assets held for sale	$24,867
Asset retirement obligations	$176
Liabilities related to assets held for sale	$176
(1) Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value.